Related-party transactions - Schedule of rendering of services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Operating activities	€ 1,200	€ 231	€ 187
Financing activities	8	0	0
PROVISION OF SERVICES	€ 1,208	€ 231	€ 187